CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 4,517	$ 3,438
Short-term bank deposit	502
Marketable securities	456	1,898
Trade receivables, net	2,059	2,207
Restricted cash	679	585
Prepaid expenses	498	349
Other current assets	635	496
Total current assets	9,346	8,973
LONG-TERM ASSETS:
Marketable securities	455	1,161
Severance pay fund	163	148
Deferred taxes	46	72
Other assets	81	120
Property and equipment, net	439	388
Total long-term assets	1,184	1,889
Total assets	10,530	10,862
CURRENT LIABILITIES:
Trade payables	1,087	1,074
Accrued expenses and other liabilities	1,195	1,636
Deferred revenues	2,867	1,485
Total current liabilities	5,149	4,195
LONG-TERM LIABILITIES:
Deferred revenues	660	202
Accrued severance pay	401	418
Other long-term liabilities	700	646
Total long-term liabilities	1,761	1,266
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.04 par value - Authorized: 7,500,000 shares at December 31, 2016 and 2015; Issued: 5,629,734 and 5,297,054 shares at December 31, 2016 and 2015, respectively; Outstanding: 4,517,938 and 4,185,258 shares at December 31, 2016 and 2015, respectively.	64	61
Additional paid-in capital	78,122	76,202
Treasury shares at cost: 1,111,796 Ordinary shares at December 31, 2016 and 2015	(17,863)	(17,863)
Accumulated other comprehensive income, net	131	388
Accumulated deficit	(56,834)	(53,387)
Total shareholders' equity	3,620	5,401
Total liabilities and shareholders' equity	$ 10,530	$ 10,862